CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Adviser Series (the Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 4 ("PEA No. 4") on September 27, 2001, pursuant to Rule 485(b) under the 1933 Act for the following funds:

          Janus Adviser Growth Fund
          Janus Adviser Aggressive Growth Fund
          Janus Adviser Capital Appreciation Fund
          Janus Adviser Core Equity Fund
          Janus Adviser Balanced Fund
          Janus Adviser Growth and Income Fund
          Janus Adviser Strategic Value Fund
          Janus Adviser International Fund
          Janus Adviser Worldwide Fund
          Janus Adviser Global Value Fund
          Janus Adviser Flexible Income Fund
          Janus Adviser Money Market Fund
          (collectively, the "Funds").

     3.   The text of PEA No. 4 has been filed electronically.


     DATED:  October 1, 2001

                                      JANUS ADVISER SERIES
                                      on behalf of the Funds



                                      By:/s/ Kelley Abbott Howes
                                         ---------------------------------------
                                         Kelley Abbott Howes
                                         Vice President and Secretary